PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 10. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,456,156	¥4,923,152	$716,951
Office equipment and fixtures	1,239,914	1,350,235	196,632
Production equipment	1,609,500	2,580,628	375,812
Total property and equipment	7,305,570	8,854,015	1,289,395
Less: Accumulated depreciation	(4,134,461)	(5,192,694)	(756,203)
Property and equipment, net	¥3,171,109	¥3,661,321	$533,192
Construction in progress	¥11,779,784	¥21,524,994	$3,134,647

On August 4, 2017, Gan Su BHD purchased the land use right of state-owned construction land in Yumen, Gan Su, in the amount of ¥1,361,969  ($198,341). The land use right was intended to establish production line of the oily sludge disposal projects. As of June 30, 2019, the main construction of the project has completed, and the total cost incurred in the project was ¥21,524,994  ($3,134,647). Currently, the project is in the testing stage and Gan Su BHD has received its temporary hazardous waste operating permit. Management expects the project will be ready for its intended use and put into production by December 2019.

Depreciation expenses was ¥856,735,  ¥1,092,206 and ¥1,096,772 ($159,721) for the years ended June 30, 2017, 2018 and 2019, respectively.

Gain from property and equipment disposal was ¥35,919,  ¥78,285 and ¥Nil for the years ended June 30, 2017, 2018 and 2019, respectively.